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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-93935




                    SUPPLEMENT DATED FEBRUARY 5, 2003 TO THE

              PROSPECTUS OF MORGAN STANLEY TAX-MANAGED GROWTH FUND

                            Dated October 30, 2002



The third paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" is hereby deleted and replaced by the following:

     The Fund's portfolio is managed by the Large Cap Growth team. Current members of the team include William S. Auslander, a Managing Director of the Sub-Advisor, and Jeffrey Alvino, an Executive Director of the Sub-Advisor.